DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES — 1.9%
	AGENCY CMBS — 0.8%
2,503,089	Freddie Mac Military Housing Bonds Series 2015-R1 C3(a),(b),(i)		5.9280	11/25/52	$ 2,071,972
2,699,960	Government National Mortgage Association Series 2007-15 IO(b),(c)		1.5990	03/16/47	20,161
4,186,790	Government National Mortgage Association Series 2015-6 IO(b),(c)		0.4650	02/16/51	59,071
2,350,816	Government National Mortgage Association Series 2013-15 IO(b),(c)		0.5850	08/16/51	51,904
457,154	Government National Mortgage Association Series 2012-72 IO(b),(c)		0.4830	11/16/52	2,029
250,310	Government National Mortgage Association Series 2015-122 IO(b),(c),(i)		0.5840	05/16/57	212
					2,205,349
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
960,303	Fannie Mae REMICS Series 2012-90 SA(c),(d)	SOFR30A + 5.936%	0.6000	08/25/42	82,344
4,078,056	Fannie Mae REMICS Series 2012-144 SH(c),(d)	SOFR30A + 5.986%	0.6500	01/25/43	447,258
3,670,731	Fannie Mae REMICS Series 2017-16 CS(c),(d)	SOFR30A + 5.936%	0.6000	03/25/47	382,537
2,296,919	Fannie Mae REMICS Series 2017-14 DS(c),(d)	SOFR30A + 5.936%	0.6000	03/25/47	250,784
2,314,467	Fannie Mae REMICS Series 2017-68 SN(c),(d)	SOFR30A + 6.036%	0.7000	09/25/47	251,771
1,758,434	Fannie Mae REMICS Series 2018-64 SE(c),(d)	SOFR30A + 6.086%	0.7500	09/25/48	191,497
562,950	Freddie Mac REMICS Series 4238 NS(c),(d)	SOFR30A + 6.586%	1.2520	02/15/42	54,092
3,211,077	Freddie Mac REMICS Series 4416 DS(c),(d)	SOFR30A + 5.986%	0.6520	12/15/44	319,318
187,922	Freddie Mac REMICS Series 4583 ST(c),(d)	SOFR30A + 5.886%	0.5520	05/15/46	17,692
1,622,871	Freddie Mac REMICS Series 4685 SA(c),(d)	SOFR30A + 5.986%	0.6520	05/15/47	195,633
3,595,869	Freddie Mac REMICS Series 4718 SC(c),(d)	SOFR30A + 6.036%	0.7020	09/15/47	401,377
1,169,011	Freddie Mac REMICS Series 4796 AS(c),(d)	SOFR30A + 6.086%	0.7520	05/15/48	134,536
9,534,601	Government National Mortgage Association Series 2019-111 SK(c),(d)	TSFR1M + 3.316%	0.0001	09/20/49	128,460
					2,857,299
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $19,291,726)				5,062,648

	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8%
34,925	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		6.6570	08/25/35	33,796
1,588,116	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(d)	TSFR1M + 0.414%	5.7600	03/25/37	1,858,096
148,380	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.2650	04/25/33	86,416
89,823	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	78,454
339,488	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(c),(d)	TSFR1M + 4.956%	0.0001	06/25/35	17,026
539,889	Alternative Loan Trust 2005-45 Series 2005-45 2A1(d)	12MTA + 2.050%	7.2030	10/20/35	372,561
311,097	Alternative Loan Trust 2005-56 Series 2005-56 5A1(d)	TSFR1M + 0.754%	6.1000	11/25/35	247,254
583,994	Alternative Loan Trust 2005-65CB Series 2005-65CB 2A4		5.5000	12/25/35	402,435

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8% (Continued)
391,177	Alternative Loan Trust 2005-65CB Series 2005-65CB 1A5(d)	TSFR1M + 0.864%	5.5000	01/25/36	$ 238,311
1,586,540	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(c),(d)	TSFR1M + 5.156%	0.0001	11/25/36	98,033
462,654	Alternative Loan Trust 2006-36T2 Series 2006-36T2 1A9(d)	TSFR1M + 1.014%	6.3600	12/25/36	158,472
158,906	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		5.3830	05/25/36	137,744
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/24	229,635
135,505	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	69,807
21,135,904	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(c),(f),(i)		0.0001	08/25/46	19,308
4,976,054	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(c),(f),(i)		0.0001	08/25/46	1,762
978,309	Alternative Loan Trust 2006-OA11 Series 2006-OA11 A1B(d)	TSFR1M + 0.494%	5.8400	09/25/46	931,083
12,393,671	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(b),(c),(i)		0.0001	11/25/46	62
5,490,506	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(b),(c)		1.0470	12/20/46	378,898
34,732,852	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(b),(c)		0.1830	05/20/46	279,676
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(d),(i)	TSFR1M + 0.434%	0.0001	07/25/36	126,824
143,632	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	76,520
1,173,716	American Home Mortgage Assets Trust 2005-1 Series 2005-1 3A22(d)	TSFR1M + 0.774%	6.1200	11/25/35	1,028,838
431,493	American Home Mortgage Assets Trust 2006-1 Series 2006-1 1A2(d)	TSFR1M + 0.304%	5.6500	05/25/46	360,881
180,282	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(d)	12MTA + 0.960%	6.1130	09/25/46	163,660
135,956	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(d)	TSFR1M + 0.494%	5.8400	06/25/47	117,143
2,374,458	American Home Mortgage Investment Trust 2005-4 Series 2005-4 1A2(d)	TSFR1M + 0.874%	6.2200	11/25/45	2,133,293
484,713	American Home Mortgage Investment Trust 2006-3 Series 2006-3 11A2(d)	TSFR1M + 0.574%	5.9200	12/25/46	458,732
756,613	Banc of America Alternative Loan Trust 2006-5 Series 2006-5 CBIO(c)		6.0000	06/25/46	133,747
1,343,827	Banc of America Alternative Loan Trust 2006-6 Series 2006-6 CBIO(c)		6.0000	07/25/46	165,896
161,794	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(c),(d)	TSFR1M + 772.262%	6.0000	11/25/36	28,882
325,416	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(c)		6.0000	11/25/46	65,297
2,998,944	Banc of America Funding 2005-C Trust Series 2005-C M2(d)	TSFR1M + 0.764%	6.1030	05/20/35	2,190,647
49,093	Banc of America Funding 2005-F Trust Series 2005-F 1A1(d)	TSFR1M + 0.734%	6.0730	09/20/35	34,078
1,348,468	Banc of America Funding 2006-D Trust Series 2006-D 1A2(d)	TSFR1M + 0.674%	6.0130	05/20/36	368,335
456,962	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(c)		6.0000	01/25/37	65,497
565,212	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(a),(b)		6.6970	10/25/36	165,013
1,680,660	BCAP, LLC 2009-RR4 Trust Series 2009-RR4 1A2(a),(b)		6.5000	06/26/37	405,438
42,988	Bear Stearns ALT-A Trust Series 2004-7 1A1(b),(i)		0.0001	10/25/34	58,009
690,837	Bear Stearns ALT-A Trust 2003-5 Series 2003-5 M(b)		6.0570	12/25/33	627,111
230,050	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.3780	01/25/34	135,456

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8% (Continued)
1,406,822	Bear Stearns ALT-A Trust 2005-10 Series 2005-10 11A1(d)	TSFR1M + 0.614%	5.9600	01/25/36	$ 1,369,382
888,333	Bear Stearns ALT-A Trust 2005-3 Series 2005-3 1A1(b)		4.2750	04/25/35	796,919
214,049	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		4.9150	09/25/35	78,734
1,207,253	Bear Stearns ALT-A Trust 2006-4 Series 2006-4 23A4(b)		4.2780	08/25/36	728,235
365,290	Bear Stearns ALT-A Trust 2007-2 Series 2007-2 1A1(d)	TSFR1M + 0.454%	5.8000	04/25/37	309,798
170,614	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		3.9200	09/25/34	144,324
262,347	Bear Stearns ARM Trust 2005-12 Series 2005-12 23A1(b)		4.8600	02/25/36	231,165
67,549	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(b)		4.2300	06/25/47	59,441
28,805	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(d)	TSFR1M + 0.514%	5.8600	10/25/34	24,828
203,367	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(f)		5.6580	09/25/33	175,794
34,331	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(d)	TSFR1M + 4.989%	10.3350	10/25/33	48,024
33,478	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(d)	TSFR1M + 2.764%	8.1100	11/25/33	23,193
1,537,339	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(d)	TSFR1M + 0.634%	5.9800	08/25/36	1,905,468
298,145	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A1(d)	TSFR1M + 0.274%	5.6200	12/25/46	257,220
2,496,738	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(d)	TSFR1M + 0.324%	5.6700	12/25/46	2,577,393
2,358,832	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(d)	TSFR1M + 0.324%	5.6700	01/25/37	2,352,371
1,807,695	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(d)	TSFR1M + 0.294%	5.6400	03/25/37	1,872,928
1,556,492	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(d)	TSFR1M + 0.494%	5.8400	04/25/37	1,564,390
19,404	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(d)	TSFR1M + 0.434%	5.7800	03/25/37	21,127
365,326	Chase Mortgage Finance Trust Series 2005-S3 Series 2005-S3 A10		5.5000	11/25/35	259,402
21,901	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		6.1210	02/25/37	19,929
16,790	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		6.6030	02/25/37	16,988
536,277	ChaseFlex Trust Multi-Class Mortgage Pass-Through Series 2007-M1 2AV2(d)	TSFR1M + 0.574%	4.1100	08/25/37	399,138
337,157	Chevy Chase Funding, LLC Mortgage-Backed Series 2003-4A B1(a),(b)		5.9740	10/25/34	309,325
32,518	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(a),(d)	TSFR1M + 0.434%	5.7800	05/25/35	31,099
480,524	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-4A B1(a),(b)		4.6640	10/25/35	360,919
423,358	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(a),(d)	TSFR1M + 0.294%	5.6400	05/25/48	267,420
484,506	CHL Mortgage Pass-Through Trust 2003-48 Series 2003-48 B1(b)		6.0390	10/25/33	25,290
221,958	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.1550	02/19/34	197,727
26,249	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(d)	TSFR1M + 0.894%	6.2400	02/25/35	21,238
4,882,407	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(b),(c)		0.0001	02/25/35	49
38,715	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 3A3(b)		3.7730	04/25/35	28,822
19,748	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(d)	TSFR1M + 0.384%	5.7300	04/25/35	18,161
243,985	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(d)	TSFR1M + 0.434%	5.7800	04/25/35	140,051

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8% (Continued)
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	$ 75,932
273,809	CHL Mortgage Pass-Through Trust 2005-2 Series 2005-2 2A3(d)	TSFR1M + 0.794%	6.1400	03/25/35	247,438
89,010	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(b)		4.3800	02/25/47	74,871
259,127	CHL Mortgage Pass-Through Trust 2007-J3 Series 2007-J3 A9		6.0000	07/25/37	108,360
61,893	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	28,779
33,189	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(g)		0.0001	08/25/37	21,706
36,980	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.4280	03/25/34	34,603
122,417	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		5.3080	08/25/35	107,771
64,106	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(d)	H15T1Y + 2.400%	7.8600	03/25/36	57,449
63,101	Citigroup Mortgage Loan Trust 2007-10 Series 2007-10 22AA(b)		4.5410	09/25/37	55,888
38,552	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		4.9010	07/25/37	32,963
20,614	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.1750	02/25/34	20,617
410,679	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 1A1(d)	TSFR1M + 0.374%	5.7200	11/25/35	345,319
57,211	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	48,868
2,732,000	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(c),(d)	TSFR1M + 5.286%	0.0001	06/25/37	129,609
55,372	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(d)	TSFR1M + 0.614%	5.9600	03/25/36	55,362
253,403	Credit Suisse First Boston Mortgage Securities Series 2002-AR21 CB1(b)		4.5100	06/25/32	237,407
914,207	Credit Suisse First Boston Mortgage Securities Series 2003-1 DB2(b)		6.6410	02/25/33	668,999
81,569	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		5.9010	03/25/33	77,253
500,363	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(d)	TSFR1M + 2.214%	7.5600	02/25/34	544,928
755,061	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(d)	TSFR1M + 1.264%	6.6100	11/25/34	694,110
568,329	Credit Suisse First Boston Mortgage Securities Series 2005-1 1A4		5.5000	02/25/35	507,098
515,423	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9850	11/25/34	267,204
57,981	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	89,554
652,229	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5 23A		6.0000	10/25/24	346,726
1,050,047	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(d)	TSFR1M + 0.514%	5.8600	08/25/47	767,648
1,004,884	Deutsche Mortgage Securities Inc REMIC Trust Series 2008-RS1 4A2(a),(d)	US0001M + 0.250%	5.7080	05/28/37	516,052
10,168	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(d)	TSFR1M + 1.764%	7.1030	08/25/35	8,991
197,596	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(d)	TSFR1M + 1.989%	7.3280	07/19/44	110,378
3,075,433	DSLA Mortgage Loan Trust 2007-AR1 Series 2007-AR1 2A1B(d)	TSFR1M + 0.294%	5.6330	04/19/47	2,968,288
112,637	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.5060	12/25/42	91,764
842,719	Global Mortgage Securitization Ltd. Series 2005-A B1(a)		5.2500	04/25/32	831,668
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(d),(i)	TSFR1M + 0.534%	0.0001	01/25/47	162,740
313,187	GreenPoint Mortgage Loan Trust 2004-1 Series 2004-1 A(d)	TSFR1M + 1.264%	6.6100	10/25/34	245,845

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8% (Continued)
1,019,534	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(a),(b),(i)		7.0080	06/25/43	$ 10
188,220	GSR Mortgage Loan Trust 2003-1 Series 2003-1 A11(d)	H15T1Y + 1.750%	6.7500	03/25/33	179,262
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	149,977
10,599	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		5.1140	06/25/34	9,935
1,909,973	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(d)	TSFR1M + 0.464%	5.8100	05/25/36	370,284
1,042,200	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(d)	TSFR1M + 0.464%	5.8100	10/25/36	75,333
15,507	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(d)	TSFR1M + 0.894%	6.2400	12/25/35	3,926
97,645	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(b)		4.3570	04/25/36	63,358
1,210,322	GSR Mortgage Loan Trust 2006-OA1 Series 2006-OA1 2A2(d)	TSFR1M + 0.634%	5.9800	08/25/46	286,732
444,813	HarborView Mortgage Loan Trust 2005-12 Series 2005-12 1A1A(d)	12MTA + 2.000%	7.1530	10/19/35	223,005
3,407,862	HarborView Mortgage Loan Trust 2005-13 Series 2005-13 2A11(d)	TSFR1M + 0.674%	6.0130	02/19/36	1,598,031
111,389	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 A1B(d)	TSFR6M + 1.188%	6.4570	07/19/45	91,105
1,240,036	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 B1(d)	TSFR6M + 1.253%	6.5220	07/19/45	914,545
13,849,675	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(b),(c)		0.0001	09/19/35	139
10,525,669	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(b),(c)		0.0001	03/19/36	105
1,878,939	HarborView Mortgage Loan Trust 2006-10 Series 2006-10 2A1B(d)	TSFR1M + 0.594%	5.9150	11/19/36	1,584,828
953,323	HarborView Mortgage Loan Trust 2006-14 Series 2006-14 2A1B(d)	TSFR1M + 0.514%	5.8530	02/19/37	969,522
100,421	HarborView Mortgage Loan Trust 2006-7 Series 2006-7 2A1A(d)	TSFR1M + 0.514%	5.8530	09/19/46	85,848
2,036,913	HarborView Mortgage Loan Trust 2007-1 Series 2007-1 2A1B(d)	TSFR1M + 0.474%	5.8130	03/19/37	3,038,155
3,928,030	HarborView Mortgage Loan Trust 2007-7 Series 2007-7 2A1B(d)	TSFR1M + 2.114%	7.4600	10/25/37	3,314,916
306,643	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(d)	TSFR1M + 1.989%	2.1580	03/25/35	179,476
40,019	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B2(d)	TSFR1M + 2.064%	2.1580	03/25/35	23,423
278,300	Impac CMB Trust Series 2004-11 Series 2004-11 2A2(d)	TSFR1M + 0.854%	6.2000	03/25/35	242,514
28,848	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(d)	TSFR1M + 2.364%	7.7100	09/25/34	28,108
195,235	Impac CMB Trust Series 2005-2 Series 2005-2 1M1(d)	TSFR1M + 0.759%	6.1050	04/25/35	177,828
333,805	Impac CMB Trust Series 2005-2 Series 2005-2 1M3(d)	TSFR1M + 0.879%	6.2250	04/25/35	301,035
50,271	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(d)	TSFR1M + 1.239%	6.5850	04/25/35	45,250
33,515	Impac CMB Trust Series 2005-2 Series 2005-2 2B(d)	TSFR1M + 2.589%	7.9350	04/25/35	31,589
2,885	Impac CMB Trust Series 2005-6 Series 2005-6 2B2(d)	TSFR1M + 3.489%	8.8350	10/25/35	2,840
274,749	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	143,523
900,165	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(f)		5.4230	03/25/34	488,594
1,499,984	IndyMac IMJA Mortgage Loan Trust 2007-A1 Series 2007-A1 A4		6.0000	08/25/37	570,436
1,476,464	IndyMac IMJA Mortgage Loan Trust 2007-A3 Series 2007-A3 A1		6.2500	11/25/37	643,858
4,305,858	IndyMac IMSC Mortgage Loan Trust 2007-HOA1 Series 2007-HOA1 A22(d)	TSFR1M + 0.474%	5.8200	07/25/47	3,116,354

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8% (Continued)
72,637	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		4.2480	12/25/36	$ 55,961
907,249	IndyMac INDX Mortgage Loan Trust 2004-AR13 Series 2004-AR13 B1(b)		3.8910	01/25/35	700,322
901,056	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(d)	TSFR1M + 1.914%	7.2600	11/25/34	649,348
229,425	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(d)	TSFR1M + 0.894%	6.2400	02/25/35	161,668
271,850	IndyMac INDX Mortgage Loan Trust 2005-AR23 Series 2005-AR23 2A1(b)		4.5920	11/25/35	211,442
293,413	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(d)	TSFR1M + 0.674%	6.0200	03/25/35	284,926
217,913	IndyMac INDX Mortgage Loan Trust 2006-AR21 Series 2006-AR21 A1(d)	TSFR1M + 0.354%	5.7000	08/25/36	191,663
37,470	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.6440	05/25/36	34,132
69,452	IndyMac INDX Mortgage Loan Trust 2006-AR6 Series 2006-AR6 2A1A(d)	TSFR1M + 0.514%	5.8600	06/25/46	52,907
1,282,996	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(d)	TSFR1M + 0.654%	6.0000	06/25/37	1,503,015
347,496	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.4130	05/25/36	193,725
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		5.7230	02/25/35	957,725
53,241	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.6020	10/25/36	30,027
121,998	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.3670	01/25/37	91,195
129,694	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	41,346
1,605,587	Lehman Mortgage Trust 2005-3 Series 2005-3 1A5		5.5000	01/25/36	749,778
36,559	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	29,665
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(d),(i)	TSFR1M + 0.454%	0.0001	12/25/36	28,334
1,632,641	Lehman XS Trust Series 2006-18N Series 2006-18N A4(d)	TSFR1M + 0.494%	5.8400	12/25/36	1,429,676
609,329	Lehman XS Trust Series 2007-12N Series 2007-12N 1A3A(d)	TSFR1M + 0.514%	5.8600	07/25/47	582,869
115,106	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(d)	TSFR1M + 1.814%	7.1600	09/25/47	99,045
714,908	Lehman XS Trust Series 2007-7N Series 2007-7N 1A2(d)	TSFR1M + 0.594%	5.9400	06/25/47	702,574
436,304	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(d)	TSFR1M + 0.464%	5.8100	03/25/36	45,055
283,597	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(d)	TSFR1M + 0.514%	5.8600	03/25/36	29,638
343,549	MASTR Asset Securitization Trust 2004-1 Series 2004-1 B1(b)		5.4930	02/25/34	273,451
41,278	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	397
427,941	Mellon Residential Funding Cor Mor Pass Trough Series 1999-TBC3 A2(b)		6.0090	10/20/29	428,745
536,038	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4 A1(d)	TSFR1M + 0.614%	5.9600	08/25/37	439,418
36,935	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 M2(b)		5.9940	12/25/32	36,648
3,538,494	Merrill Lynch Mortgage Investors Trust Series 2005-A6 M2(d)	TSFR1M + 1.089%	6.4350	08/25/35	3,326,356
2,609,301	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(b),(c)		0.1490	01/25/29	16,024
270,963	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.0650	09/25/37	97,551
19,502	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		5.8700	02/25/34	11,859
355,441	Morgan Stanley Mortgage Loan Trust 2004-11AR Series 2004-11AR 1B1(d)	TSFR1M + 0.714%	6.0600	01/25/35	283,460

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8% (Continued)
37,013	MortgageIT Trust 2005-2 Series 2005-2 1M2(d)	TSFR1M + 0.924%	6.2700	05/25/35	$ 36,052
20,466	MortgageIT Trust 2005-2 Series 2005-2 2M2(d)	TSFR1M + 1.764%	7.0940	05/25/35	18,471
122,986	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(d)	TSFR1M + 1.214%	6.5600	08/25/34	133,595
208,186	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(b)		5.2570	06/25/36	147,309
4,064,847	OPTONE 68402SAC3 DEL TR 2016-1 Series 2016-1A SAC3(a),(b),(c)		6.0100	02/26/38	2,280,727
695,000	Prime Mortgage Trust 2006-CL1 Series 2006-CL1 M3(d)	TSFR1M + 0.834%	6.1800	02/25/35	570,746
325,067	RAAC Series 2004-SP3 Trust Series 2004-SP3 MII4(d)	TSFR1M + 2.889%	8.2350	09/25/34	226,429
2,381	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(d),(i)	TSFR1M + 0.564%	5.9100	05/25/30	1,345
3,158,678	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(d)	TSFR1M + 0.494%	5.8400	08/25/35	1,266,390
172,673	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	151,004
257,588	RALI Series 2006-QO8 Trust Series 2006-QO8 1A3A(d)	TSFR1M + 0.514%	5.8600	10/25/46	238,864
30,801,744	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(b),(c)		0.4700	09/25/36	377,953
250,281	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	189,796
129,316	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(d)	TSFR1M + 0.514%	5.8600	06/25/36	90,856
1,629,618	RALI Series 2007-QH3 Trust Series 2007-QH3 A2(d)	TSFR1M + 0.534%	5.8800	04/25/37	3,451,091
87,351	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(d)	TSFR1M + 0.614%	5.9600	06/25/37	51,775
539,268	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(d)	TSFR1M + 0.654%	6.0000	08/25/37	316,476
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(d)	TSFR1M + 2.014%	8.3100	10/25/31	5,589
7,342,163	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(c)		0.8050	03/25/35	275,949
8,633,892	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(c)		0.4140	06/25/35	286,160
8,151,981	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(b),(c)		0.5000	01/25/36	257,374
811,954	Residential Asset Securitization Trust 2003-A4 Series 2003-A4 B1		5.7500	05/25/33	565,095
13,816,236	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(b),(c)		0.3590	10/25/35	158,725
265,324	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	117,179
2,087,737	Residential Asset Securitization Trust 2007-A9 Series 2007-A9 AX(b),(c)		7.0000	09/25/37	604,718
1,017,589	RFMSI Series 2007-S6 Trust Series 2007-S6 2A5(d)	TSFR1M + 0.614%	5.9600	06/25/37	663,887
149,098	SACO I, Inc. Series 1999-3 1B1(a),(b),(i)		4.9250	04/25/39	141,244
66,057	Sequoia Mortgage Trust 9 Series 9 B1(d)	TSFR1M + 1.239%	6.5780	09/20/32	56,190
2,665,937	Structured Adjustable Rate Mortgage Loan Trust Series 2005-10 M1(d)	TSFR1M + 0.789%	6.1350	06/25/35	2,683,694
1,058,052	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 4A1(b)		4.1510	09/25/35	672,579
1,525,379	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(b),(c)		0.5450	07/19/35	22,391
159,376	Structured Asset Mortgage Investments II Trust Series 2006-AR3 11A1(d)	TSFR1M + 0.534%	5.8800	04/25/36	137,440
2,784,808	Structured Asset Mortgage Investments II Trust Series 2006-AR3 12A3(d)	TSFR1M + 0.654%	6.0000	05/25/36	2,200,526
32,859,349	Structured Asset Mortgage Investments II Trust Series 2006-AR7 X(c)		0.9000	08/25/36	966,610

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8% (Continued)
3,782	Structured Asset Mortgage Investments II Trust Series AR7 A10(d),(i)	TSFR1M + 0.514%	5.8600	08/25/36	$ 4,410
861,918	Structured Asset Mortgage Investments II Trust Series 2007-AR7 2A1(b)		3.6920	05/25/47	670,909
30,114,279	Structured Asset Mortgage Investments II Trust Series 2007-AR6 X2(c)		0.5000	08/25/47	595,423
2,381,294	Structured Asset Mortgage Investments II Trust Series AR6 A2(d)	12MTA + 1.730%	6.8450	08/25/47	2,664,938
266,649	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(a)		3.3560	04/25/31	224,369
170,905	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		6.6600	03/25/33	155,677
439,964	Structured Asset Securities Corporation Series 2005-RF4 B1(a),(b)		4.3700	07/25/35	276,972
446,461	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	163,313
22,111,815	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 X(b),(c)		0.0001	11/25/45	15,485
476,385	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 2A1A(d)	12MTA + 1.048%	4.9130	05/25/46	393,120
349,876	Washington Mutual Mortgage Pass-Through Series 2006-5 1A2		6.0000	07/25/36	263,464
1,076,211	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(d)	TSFR1M + 0.484%	5.8300	02/25/37	675,192
313,115	Washington Mutual Mortgage Pass-Through Series 2007-OA1 1A(d)	12MTA + 0.710%	5.8250	12/25/46	254,216
					100,212,112
	HOME EQUITY — 14.7%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(d)	TSFR1M + 5.364%	10.7100	12/25/32	169,396
217,185	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(d)	TSFR1M + 0.864%	6.2100	09/25/33	215,332
481,733	ABFC 2004-OPT4 Trust Series 2004-OPT4 M3(d)	TSFR1M + 2.289%	7.6350	08/25/33	444,179
562,272	Accredited Mortgage Loan Trust 2005-3 Series 2005-3 M6(d)	TSFR1M + 1.164%	6.5100	09/25/35	352,626
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(d)	TSFR1M + 0.574%	5.9200	12/25/35	84,891
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1 M6(d)	TSFR1M + 5.364%	10.7100	11/25/32	282,257
135,569	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1 M4(d)	TSFR1M + 5.364%	10.7100	07/25/33	112,536
23,908	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M2(d)	TSFR1M + 1.689%	7.0350	04/25/34	21,120
80,583	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M4(d)	TSFR1M + 3.114%	8.4600	04/25/34	66,387
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M5(d)	TSFR1M + 3.489%	8.8350	04/25/34	196,018
1,418,184	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M5(d)	TSFR1M + 1.509%	6.8550	01/25/35	1,174,559
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(d)	TSFR1M + 2.444%	7.7900	04/25/34	177,549
128,040	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(d)(i)	TSFR1M + 2.894%	8.2400	04/25/34	1
586,389	AFC Home Equity Loan Trust Series 1999-2 1A(d)	TSFR1M + 0.924%	6.2700	06/25/29	462,794
3,157,162	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M4(d)	TSFR1M + 3.339%	8.6850	08/25/32	2,838,681
248,998	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W10 M3(d)	TSFR1M + 2.889%	3.8020	01/25/34	209,824
281,656	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(d)	TSFR1M + 0.264%	5.6100	09/25/36	85,610
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(d)	TSFR1M + 4.239%	9.5850	06/25/34	51,457
312,102	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(d)	TSFR1M + 1.914%	7.2600	12/25/34	247,133

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	HOME EQUITY — 14.7% (Continued)
791,150	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(d)	TSFR1M + 1.989%	7.3350	02/25/35	$ 796,034
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(d)	TSFR1M + 2.139%	7.4640	06/28/44	2,247,142
328,865	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(d)	TSFR1M + 2.964%	5.4630	06/25/34	302,508
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(d)	TSFR1M + 4.239%	5.7550	08/25/34	108,273
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(d)	TSFR1M + 5.739%	11.0850	08/25/34	170,301
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(d)	TSFR1M + 2.964%	6.0310	09/25/34	778,140
435,688	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M3(d)	TSFR1M + 2.214%	7.5600	09/25/34	433,898
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(d)	TSFR1M + 2.739%	8.0850	09/25/34	656,199
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(d)	TSFR1M + 2.739%	6.0670	11/25/34	393,813
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(d)	TSFR1M + 2.814%	6.3180	12/25/34	204,220
650,493	Bear Stearns Asset Backed Securities I Trust Series 2006-HE10 23A(d)	TSFR1M + 0.254%	5.2250	12/25/36	837,838
144,993	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(f)		8.2200	10/25/29	193,591
23,296	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(f)		8.4100	10/25/29	23,136
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(d)	TSFR1M + 2.964%	6.2010	01/25/34	81,968
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(d)	TSFR1M + 3.489%	6.2010	01/25/34	82,642
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(d)	TSFR1M + 6.114%	6.3660	02/25/34	123,228
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(d)	TSFR1M + 2.739%	5.8500	03/25/34	9,958
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(d)	TSFR1M + 4.989%	5.8500	03/25/34	490,624
60,858	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(d)	TSFR1M + 1.989%	7.3350	07/25/34	53,793
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(d)	TSFR1M + 5.739%	11.0850	07/25/34	45,046
512,154	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M2(d)	TSFR1M + 1.914%	7.2600	06/25/34	514,008
264,767	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(f)		7.3300	07/25/32	196,935
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(d)	TSFR1M + 1.844%	7.1900	03/25/33	46,427
658,373	Centex Home Equity Loan Trust 2004-B Series 2004-B M5(d)	TSFR1M + 1.689%	7.0350	03/25/34	618,180
25,747	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(d)	TSFR1M + 1.149%	6.4950	09/25/34	24,004
144,030	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	6.8100	01/25/32	142,859
73,557	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(d)	TSFR1M + 0.194%	5.5400	01/25/37	52,222
313,891	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(f)		6.3330	01/25/37	91,579
4,608,527	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(d)	TSFR1M + 1.089%	6.4350	10/25/35	2,409,316
39,212	Conseco Finance Home Equity Loan Trust 2002-B Series 2002-B B1(d)	TSFR1M + 5.364%	10.6930	05/15/33	39,275
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(d)	TSFR1M + 2.114%	7.4600	10/25/32	79,190
114,483	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(d)	TSFR1M + 3.364%	4.3830	04/25/34	104,057
351,965	CWHEQ Revolving Home Equity Loan Trust Series Series 2005-B 2A(a),(d)	TSFR1M + 0.294%	5.6230	05/15/35	350,641
112,040	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(f)		8.1000	01/15/30	72,821

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	HOME EQUITY — 14.7% (Continued)
695,496	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(a),(d)	TSFR1M + 2.664%	8.0100	05/25/39	$ 676,203
441,109	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(d)	TSFR1M + 4.014%	9.3600	12/25/34	444,077
268,256	GE Capital Mortgage Funding Corp 1999-HE3 Trust Series 1999-HE3 M(b)		7.7750	10/25/29	266,269
43,501	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	26,614
50,701	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(d)	TSFR1M + 0.274%	5.6200	03/25/36	17,202
135,035	Home Equity Asset Trust Series 2003-8 M3(d)	TSFR1M + 2.464%	7.8100	04/25/34	131,113
296,287	Home Equity Asset Trust Series 2003-8 B1(d)	TSFR1M + 2.614%	7.9600	04/25/34	283,124
145,833	Home Equity Asset Trust Series 2004-3 B1(d)	TSFR1M + 2.714%	8.0600	08/25/34	583,262
174,147	Home Equity Asset Trust 2002-2 Series 2002-2 M2(d)	TSFR1M + 1.964%	7.2890	06/25/32	160,158
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(d)	TSFR1M + 1.764%	7.1100	12/25/34	211,481
463,096	Home Equity Mortgage Loan Asset-Backed Trust Series 2001-C M2(d)	TSFR1M + 2.289%	7.6350	12/25/32	455,023
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(f)		5.0080	04/25/33	170,845
344,441	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M5(d)	TSFR1M + 1.689%	4.8620	03/25/35	282,516
293,558	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M6(d)	TSFR1M + 1.989%	4.8620	03/25/35	237,739
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(f)		7.5300	06/20/29	443,021
266	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(f)		6.5600	03/15/37	265
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(d)	TSFR1M + 2.214%	7.5600	07/25/34	114,240
53,842	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M8(d)	TSFR1M + 3.864%	9.2100	09/25/34	45,500
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(d)	TSFR1M + 1.614%	6.9600	09/25/34	18,376
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(d)	TSFR1M + 2.964%	8.3100	09/25/34	427,927
21,841	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(d)	TSFR1M + 1.314%	6.6600	12/25/34	23,125
715,406	Merrill Lynch Mortgage Investors Trust Series 2004-HE2 B3(d)	TSFR1M + 5.364%	10.7100	08/25/35	734,245
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(d)	TSFR1M + 5.739%	11.0850	10/25/33	812,835
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(d)	TSFR1M + 5.514%	10.8600	09/25/33	411,547
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B2(d)	TSFR1M + 5.739%	11.0850	09/25/33	537,242
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2 Series 2005-HE2 M5(d)	TSFR1M + 1.134%	6.4800	01/25/35	418,435
253,679	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3 Series 2007-HE3 A2A(d)	TSFR1M + 0.174%	5.5200	12/25/36	125,805
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A4(d)	TSFR1M + 0.754%	6.1000	04/25/37	809,972
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A6(d)	TSFR1M + 0.754%	6.1000	04/25/37	198,485
460	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(d)	TSFR1M + 2.139%	7.4850	05/25/34	1,166
770,621	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(d)	TSFR1M + 3.114%	8.4600	01/25/33	637,580
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(d)	TSFR1M + 5.739%	11.0850	07/25/33	157,015
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(a),(f)		4.8520	11/25/33	1,434,015
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(f)		4.8520	11/25/33	23,879

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	HOME EQUITY — 14.7% (Continued)
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(d)	TSFR1M + 2.889%	8.2350	12/25/34	$ 259,029
220,481	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(d)	TSFR1M + 2.139%	7.4850	01/25/34	186,591
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(d)	TSFR1M + 2.589%	7.9350	01/25/34	251,463
523,318	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(d)	TSFR1M + 2.814%	8.1600	05/25/34	473,110
379,000	Provident Bank Home Equity Loan Trust 1998-4 Series 1998-4 A9(d)	TSFR1M + 3.614%	8.9600	01/25/30	359,279
407,564	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A3(d)	TSFR1M + 0.894%	5.8500	01/25/31	345,107
158,958	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(d)	TSFR1M + 0.954%	5.8800	01/25/31	136,773
87,475	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(d)	TSFR1M + 0.404%	6.0400	06/25/33	87,015
1,346,366	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(d)	TSFR1M + 0.784%	6.4650	01/25/36	1,150,638
361,600	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(d)	TSFR1M + 5.364%	10.7100	12/25/32	228,790
284,887	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(d)	TSFR1M + 3.114%	4.2840	08/25/33	235,676
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(d)	TSFR1M + 3.114%	8.4600	02/25/34	30,995
1,754,627	Soundview Home Loan Trust 2006-2 Series 2006-2 M4(d)	TSFR1M + 0.819%	6.1650	03/25/36	1,599,441
222,843	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(d)	TSFR1M + 0.294%	5.6400	07/25/37	197,007
512,514	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(d)	TSFR1M + 2.664%	8.0100	02/25/35	530,647
14,757,000	Structured Asset Securities Corp 2005-S1(d),(i)	US0001M + 1.050%	0.0001	03/25/35	263,311
13,752	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	11,620
30,631	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	26,648
7,520	Terwin Mortgage Trust Series 2004-7HE M1(a),(d)	TSFR1M + 1.389%	6.7350	07/25/34	7,267
31,042	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(a),(b)		8.0000	12/25/33	30,429
486,778	Terwin Mortgage Trust 2004-18SL Series 2004-18SL 1B4(a),(b)		8.0000	10/25/34	457,523
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(a),(b),(i)		0.0001	02/25/37	207,976
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(b)		6.0000	07/25/34	184,299
12,674	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(a),(b)		8.0000	10/25/34	12,174
1,279,091	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	1,233,405
87,180	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(d)	TSFR1M + 1.994%	8.2800	10/25/34	89,157
24,150	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(d)	TSFR1M + 3.864%	9.2100	04/25/35	25,932
180,669	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(a),(d)	TSFR1M + 0.514%	5.8600	06/25/37	57,309
					39,965,128
	MANUFACTURED HOUSING — 0.3%
97,283	Conseco Finance Corporation Series 1997-2 M1(b)		7.5400	06/15/28	96,108
182,318	Conseco Finance Securitizations Corporation Series 2002-1 B1(b)		9.8080	12/01/33	789
730,046	MERIT Securities Corporation Series 1-Dec 1M2(f)		8.3500	07/28/33	669,739
					766,636

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	NON AGENCY CMBS — 19.1%
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(c)		1.5000	07/15/60	$ 643,524
348,040	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M4(a),(d)	TSFR1M + 1.029%	6.3750	08/25/35	332,405
447,571	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M1(a),(d)	TSFR1M + 0.774%	6.1200	11/25/35	428,107
633,720	Bayview Commercial Asset Trust 2005-3 Series 2005-3A B1(a),(d)	TSFR1M + 1.764%	7.1100	11/25/35	635,333
229,928	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M3(a),(d)	TSFR1M + 0.864%	6.2100	01/25/36	220,427
8,557	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(a),(d)	TSFR1M + 0.894%	6.2400	04/25/36	7,586
8,306	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(a),(d)	TSFR1M + 0.954%	6.3000	04/25/36	7,356
4,000,000	Bayview Commercial Asset Trust 2006-SP1 Series 2006-SP1 B2(a),(d)	TSFR1M + 3.489%	8.8350	04/25/36	3,047,207
689,668	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M1(a),(d)	TSFR1M + 0.609%	5.9550	01/25/37	651,981
1,067,227	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M4(a),(d)	TSFR1M + 0.819%	6.1650	01/25/37	1,048,072
335,136	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M5(a),(d)	TSFR1M + 0.849%	6.1950	01/25/37	334,095
360,029	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M6(a),(d)	TSFR1M + 0.954%	6.3000	01/25/37	363,355
968,211	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(a),(d)	TSFR1M + 1.914%	7.2600	01/25/37	1,651,133
593,178	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(a),(f)		6.0400	01/25/39	563,767
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21 Series 2014-GC21 E(a),(b)		3.5880	05/10/47	2,524,776
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	2,094,447
1,300,000	COMM 2014-LC17 Mortgage Trust Series 2014-LC17 E(a)		3.1140	10/10/47	1,082,778
994,050	GS Mortgage Securities Trust 2007-GG10 Series 2007-GG10 AJ(b)		5.8180	08/10/45	124,256
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(a),(b)		4.7900	06/10/47	1,127,229
2,300,000	GS Mortgage Securities Trust 2014-GC26 Series 2014-GC26 D(a),(b)		4.6510	11/10/47	1,390,296
8,113,000	HMH Trust Series 2017-NSS E(a),(i)		6.2920	07/05/31	4,853,184
850,000	HMH Trust 2017-NSS Series 2017-NSS A(a)		3.0620	07/05/31	823,657
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(a),(i)		8.4800	07/05/31	1,971,063
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(a),(d)	TSFR1M + 2.597%	7.9260	04/15/31	35,768
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(a),(d)	TSFR1M + 3.417%	8.7460	04/15/31	13,768
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.2970	04/15/46	867,671
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(a),(b)		3.7690	10/15/48	842,389
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(a),(b)		4.8580	03/15/49	2,572,845
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series 2016-C2 D(a),(b)		3.4770	06/15/49	1,307,390
100,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(b)		4.1160	07/15/46	82,952
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(a)		2.8770	05/15/49	1,195,441
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(a),(b)		3.0000	09/15/49	2,032,840
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 D(a),(b)		3.0000	11/15/49	1,266,375
4,387,000	Palisades Center Trust Series 2016-PLSD A(a)		2.7130	04/13/33	2,821,670

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	NON AGENCY CMBS — 19.1% (Continued)
4,727,952	Starwood Retail Property Trust Series 2014-STAR A(a),(d)	PRIME	8.5000	11/15/27	$ 3,534,329
1,035,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(b)		4.0830	07/15/46	833,413
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(a),(b)		4.0830	07/15/46	2,116,782
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(a)		2.8690	02/15/48	1,013,516
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(a)		3.7680	02/15/48	1,140,977
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 XFG(a),(b),(c)		2.2290	06/15/49	465,043
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(a)		2.9420	11/15/59	1,731,211
1,600,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(a),(b)		3.9640	06/15/46	860,174
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(a)		3.2500	06/15/46	1,324,951
					51,985,539
	NON-AGENCY MORTGAGE BACKED SECURITIES — 0.0%(e)
33	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(d),(i)	TSFR1M + 0.774%	6.1130	02/19/45	—(j)

	OTHER ABS — 1.1%
1,255,533	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(a),(d)	TSFR1M + 0.939%	6.2850	09/25/37	1,702,676
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	175,941
988,722	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	998,745
142,512	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	139,077
					3,016,439
	RESIDENTIAL MORTGAGE — 29.7%
3,615,372	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(d)	TSFR1M + 1.269%	6.6150	01/25/36	3,647,910
164,485	Amortizing Residential Collateral Trust Series 2001-BC5 M1(d)	TSFR1M + 0.939%	6.2850	08/25/31	166,814
264,821	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M2(d)	TSFR1M + 2.139%	7.4850	10/25/31	204,052
110,773	Amortizing Residential Collateral Trust 2002-BC5 Series 2002-BC5 M2(d)	TSFR1M + 1.914%	7.2600	07/25/32	111,020
21,758	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(f)		6.0000	12/25/42	—(j)
69,404	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	65,752
5,412,251	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(d)	TSFR1M + 1.044%	6.3900	12/25/35	3,565,034
787,687	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF2(f)		5.7210	01/25/37	226,442
107,151	Chase Funding Trust Series 2003-1 Series 2003-1 2A2(d)	TSFR1M + 0.774%	6.1200	11/25/32	106,014
109,783	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	84,975
3,956,966	Citicorp Residential Mortgage Trust Series 2006-1 Series 2006-1 M3(f)		4.5780	07/25/36	2,492,888
1,439,746	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(f)		5.9960	09/25/36	1,572,499
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	43,918
215,946	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(a),(d)	TSFR1M + 0.284%	5.6300	05/25/37	183,196

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	RESIDENTIAL MORTGAGE — 29.7% (Continued)
1,356,576	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(d)	TSFR1M + 1.989%	7.3350	08/25/35	$ 1,548,612
1,084,194	Countrywide Asset-Backed Certificates Series 2002-BC3 M1(d)	TSFR1M + 1.014%	6.3600	05/25/32	1,112,993
489,005	Countrywide Asset-Backed Certificates Series 2003-4 M1(d)	TSFR1M + 1.134%	6.4800	09/25/33	453,054
2,880,859	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(d)	TSFR1M + 1.089%	6.4350	04/25/36	2,185,344
1,794,230	Countrywide Asset-Backed Certificates Series 2006-1 MV2(d)	TSFR1M + 0.729%	4.6480	07/25/36	1,593,588
98,000	Countrywide Asset-Backed Certificates Series 2006-23 1A(d)	TSFR1M + 0.394%	5.7400	05/25/37	90,418
223,134	Countrywide Asset-Backed Certificates Series 2006-21 M1(d)	TSFR1M + 0.459%	5.8050	05/25/37	153,902
789,559	Countrywide Asset-Backed Certificates Series 2007-SD1 A1(a),(d)	TSFR1M + 1.014%	6.3600	03/25/47	591,195
355,425	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(d)	TSFR1M + 3.114%	4.4010	05/25/32	340,752
247,675	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(a),(d)	TSFR1M + 3.864%	3.6450	03/25/34	278,317
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(d)	TSFR1M + 4.989%	3.6450	03/25/34	233,001
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(d)	TSFR1M + 3.114%	3.6450	03/25/34	117,200
59,401	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(d)	TSFR1M + 2.814%	5.4190	07/25/35	50,687
12,920	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(d)	TSFR1M + 0.909%	3.9260	12/25/35	12,682
631,002	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(a),(d)	TSFR1M + 1.164%	6.5100	07/25/36	631,766
445,000	Credit-Based Asset Servicing and Securitization, Series 2007-CB4 A2C(f)		6.1140	04/25/37	269,737
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		5.6540	07/25/35	100,580
12,105	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(d)	TSFR1M + 0.969%	6.3150	08/25/34	12,070
4,292,843	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(d)	TSFR1M + 0.394%	5.7400	04/25/37	3,786,573
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(f)		3.8480	07/25/34	359,808
389,128	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(d)	TSFR1M + 2.289%	7.6350	06/25/34	337,336
155,474	Finance America Mortgage Loan Trust 2004-2 Series 2004-2 M2(d)	TSFR1M + 1.014%	6.3600	08/25/34	140,066
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(d)	TSFR1M + 1.689%	7.0350	02/25/33	527,949
281,233	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(d)	TSFR1M + 2.589%	7.9350	10/25/33	242,301
886,617	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(d)	TSFR1M + 2.739%	8.0850	09/25/33	869,299
2,886,578	First Franklin Mortgage Loan Trust 2003-FFH2 Series 2003-FFH2 M2(d)	TSFR1M + 2.484%	7.8300	02/25/34	2,726,481
322,100	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(d)	TSFR1M + 2.514%	7.8600	08/25/34	290,843
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 M5(d)	TSFR1M + 2.289%	7.6350	09/25/34	1,333,348
4,630,345	First Franklin Mortgage Loan Trust 2006-FF10 Series 2006-FF10 M1(d)	TSFR1M + 0.384%	5.7300	07/25/36	5,847,209
4,387,644	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(d)	TSFR1M + 0.489%	5.8350	08/25/36	4,040,038
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(d)	TSFR1M + 2.439%	7.7850	05/25/34	42,936
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(d)	TSFR1M + 1.839%	7.1850	08/25/34	267
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(d)	TSFR1M + 2.664%	3.8450	11/25/34	113,135
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(d)	TSFR1M + 2.589%	7.9350	10/25/34	92,974

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	RESIDENTIAL MORTGAGE — 29.7% (Continued)
750,444	GSAMP Trust 2006-NC1 Series 2006-NC1 M2(d)	TSFR1M + 0.684%	6.0300	02/25/36	$ 778,932
2,000,000	GSAMP Trust 2007-SEA1 Series 2007-SEA1 M1(a),(f)		5.5000	12/25/36	1,940,955
9,388,981	Home Equity Loan Trust Series 2007-FRE1 M1(d)	TSFR1M + 0.614%	5.9600	04/25/37	9,011,241
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(d)	TSFR1M + 0.774%	6.1200	03/25/36	125,123
138,410	Lehman XS Trust 2007-1 Series 2007-1 1A4(d)	TSFR1M + 0.574%	5.9200	02/25/37	101,131
814,238	Lehman XS Trust 2007-6 Series 2007-6 2A1(d)	TSFR1M + 0.534%	5.8800	05/25/37	602,808
332,556	Mastr Specialized Loan Trust Series 2005-2 B(a),(f)		6.2500	07/25/35	314,055
12,466	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(d)	TSFR1M + 0.909%	6.2550	09/25/35	11,777
15,285	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(d)	TSFR1M + 1.839%	7.1850	07/25/34	15,810
153,860	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(d)	TSFR1M + 1.164%	6.5100	04/25/35	145,632
1,055,480	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(d)	TSFR1M + 0.764%	6.1100	04/25/37	1,639,537
932,160	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(d)	TSFR1M + 2.889%	8.2350	07/25/35	1,001,472
3,314,994	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(d)	TSFR1M + 1.104%	6.4500	09/25/35	2,798,417
189,648	People's Choice Home Loan Securities Trust Series Series 2004-2 M3(d)	TSFR1M + 1.839%	7.1850	10/25/34	168,748
1,325,384	People's Choice Home Loan Securities Trust Series Series 2004-2 M5(d)	TSFR1M + 2.814%	8.1600	10/25/34	829,760
4,473	Popular A.B.S Mortgage Pass-Through Trust 2005-5 Series 2005-5 AF4(f)		3.4070	11/25/35	4,440
1,039,331	Quest Trust Series 2004-X2 M3(a),(d)	TSFR1M + 3.339%	8.6850	06/25/34	951,646
384,073	RAAC Series 2005-SP2 Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	6.0600	06/25/44	320,853
196,883	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(d)	TSFR1M + 0.939%	6.2850	09/25/45	134,023
390,508	RAAC Series 2007-RP4 Trust Series 2007-RP4 A(a),(d)	TSFR1M + 0.464%	6.1600	11/25/46	371,358
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(d)	TSFR1M + 3.714%	5.3590	08/25/33	302,769
405,876	RAMP Series 2003-RS9 Trust Series 2003-RS9 MII2(d)	TSFR1M + 1.914%	5.6720	10/25/33	389,060
166,969	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(d)	TSFR1M + 0.614%	6.2100	09/25/35	164,176
966,656	RAMP Series 2006-RS1 Trust Series 2006-RS1 M1(d)	TSFR1M + 0.524%	6.0750	01/25/36	749,087
2,529,076	RAMP Series 2006-RZ2 Trust Series 2006-RZ2 M2(d)	TSFR1M + 0.454%	5.9700	05/25/36	2,754,312
193,842	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(d)	TSFR1M + 0.854%	6.2000	05/25/37	171,281
91,709	SACO I Trust 2006-3 Series 2006-3 A1(d)	TSFR1M + 0.474%	5.8200	04/25/36	185,689
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(d)	TSFR1M + 2.019%	5.3390	08/25/35	50,763
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(d)	TSFR1M + 3.639%	1.9790	05/25/35	63,011
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(d)	TSFR1M + 3.114%	8.4600	12/25/37	2,877,516
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(d)	TSFR1M + 1.794%	7.1400	09/25/34	133,402
98,714	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(d)	TSFR1M + 0.264%	5.6100	10/25/36	89,976
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(d)	TSFR1M + 1.314%	6.6600	01/25/35	22,583
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(d)	TSFR1M + 4.614%	9.9600	06/25/34	167,380

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 101.8% (Continued)
	RESIDENTIAL MORTGAGE — 29.7% (Continued)
46,536	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(d)	TSFR1M + 0.834%	6.1800	04/25/33	$ 47,093
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(d)	TSFR1M + 4.989%	10.3350	06/25/33	173,404
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(d)	TSFR1M + 2.739%	8.0850	08/25/33	61,265
508,601	Structured Asset Investment Loan Trust 2004-5 Series 2004-5 M7(d)	TSFR1M + 3.114%	8.4600	05/25/34	429,550
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(d)	TSFR1M + 2.889%	8.2350	10/25/34	74,827
512,216	Structured Asset Investment Loan Trust 2004-BNC2 Series 2004-BNC2 M1(d)	TSFR1M + 1.389%	6.7350	12/25/34	495,911
3,791,354	Structured Asset Investment Loan Trust 2005-9 Series 2005-9 M2(d)	TSFR1M + 0.789%	6.1350	11/25/35	3,306,231
230,308	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(f)		5.2260	11/25/33	195,875
270,190	Structured Asset Securities Corp Mortgage Series 2004-6XS M1(f)		5.6700	03/25/34	254,193
3,689,664	Structured Asset Securities Corp Mortgage Loan Series 2006-BC6 M1(d)	TSFR1M + 0.384%	5.7300	01/25/37	3,367,223
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,409
25,106	Wilshire Mortgage Loan Trust Series 1997-2 M2(b)		7.4250	05/25/28	24,982
					80,849,661
	WHOLE BUSINESS — 0.1%
369,833	Business Loan Express Business Loan Trust 2007-A Series 2007-AA B(a),(d)	TSFR1M + 1.214%	6.5530	10/20/40	310,320

	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $296,894,419)				277,105,835

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
346,961	First American Government Obligations Fund, Class X, 5.23% (Cost $346,961)(h)	$ 346,961

	TOTAL INVESTMENTS - 103.8% (Cost $316,533,106)	$ 282,515,444
	REVERSE REPURCHASE AGREEMENTS - (3.6)%	(9,900,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(535,512)
	NET ASSETS - 100.0%	$ 272,079,932

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	- Prime Rate by Country United States
SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month
US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $69,813,674 or 25.7% of net assets.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2024.
(c)	Interest only securities.
(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Percentage rounds to less than 0.1%.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2024.
(g)	Zero coupon bond.
(h)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(i)	Illiquid security. Total illiquid securities represent 3.6% of net assets as of June 30, 2024.
(j)	Less than $1